NOTES AND TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Notes Payable and Trade Payable

	As of December 31,
	2025	2024
Notes payables	$79	$80
Trade payables	12,612	29,271
	$12,691	$29,351